DWS International Opportunities VIP Average Annual Total Returns - Class A [Member]		12 Months Ended	60 Months Ended	120 Months Ended
	Apr. 24, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI ACWI ex USA Index (reflects no deductions for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		32.39%	7.91%	8.41%
Class A | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		18.92%	3.13%	7.37%
Performance Inception Date	May 05, 1998